Segmented Information - Segmented Revenue by Geographical Location of Customer (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2024
Segmented Information
Geographical revenue	$ 179,815	$ 163,425	$ 348,554	$ 314,773
United States
Segmented Information
Geographical revenue	121,530	109,631	234,962	211,196
Europe, Middle-East and Africa
Segmented Information
Geographical revenue	42,326	38,426	82,725	73,560
Canada
Segmented Information
Geographical revenue	10,781	10,389	20,668	20,360
Asia Pacific
Segmented Information
Geographical revenue	$ 5,178	$ 4,979	$ 10,199	$ 9,657